Biological assets - Roll-forward of biological assets (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of reconciliation of changes in biological assets [line items]
Opening Balance	R$ 18,278,582	R$ 14,632,186	R$ 14,632,186
Additions	3,459,209		5,777,952
Depletions	(2,360,381)		(3,680,997)
Transfers	94,061		(136,297)
Gain on fair value adjustments	539,003	R$ 1,256,315	1,989,831
Disposals	(122,655)		(128,370)
Write-offs	(86,071)		(175,723)
Closing Balance	R$ 19,801,748		R$ 18,278,582
Effective Area For Forest From The Year Of Planting	3 years
Bottom of range [member]
Disclosure of reconciliation of changes in biological assets [line items]
Average Cycle for Formation of Forests, Biological Assets	6 years
Top of range [member]
Disclosure of reconciliation of changes in biological assets [line items]
Average Cycle for Formation of Forests, Biological Assets	7 years